Financial Instrument Risk Management - Maturity Analysis for Insurance Contracts (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Insurance contract liabilities	$ 154,710	$ 154,433	$ 175,491
Insurance contract assets	(184)	(75)	(162)
Reinsurance contract held liabilities	1,623	1,603	1,994
Reinsurance contract held assets	(5,794)	(6,115)	(6,612)
Estimates of PV of future cash flows
Disclosure of credit risk exposure [line items]
Insurance contract liabilities	583,616	498,264
Insurance contract assets	(4,840)	(5,193)
Reinsurance contract held liabilities	5,533	5,566
Reinsurance contract held assets	(12,208)	(13,007)
Insurance
Disclosure of credit risk exposure [line items]
Insurance contract liabilities	135,669	131,294	149,412
Insurance contract assets	(184)	(75)	(162)
Insurance | Financial liabilities
Disclosure of credit risk exposure [line items]
Amounts payable on demand	4,800	4,779
Insurance | Financial assets
Disclosure of credit risk exposure [line items]
Amounts payable on demand	0	0
Reinsurance contracts held
Disclosure of credit risk exposure [line items]
Insurance contract liabilities	1,623	1,603	1,994
Insurance contract assets	(5,794)	(6,115)	$ (6,612)
Reinsurance contracts held | Financial liabilities
Disclosure of credit risk exposure [line items]
Amounts payable on demand	0	0
Reinsurance contracts held | Financial assets
Disclosure of credit risk exposure [line items]
Amounts payable on demand	(33)	(88)
Due in 1 year or less | Estimates of PV of future cash flows
Disclosure of credit risk exposure [line items]
Insurance contract liabilities	11,428	11,980
Insurance contract assets	(463)	(324)
Reinsurance contract held liabilities	140	132
Reinsurance contract held assets	(520)	(684)
1-2 years | Estimates of PV of future cash flows
Disclosure of credit risk exposure [line items]
Insurance contract liabilities	3,670	4,111
Insurance contract assets	(323)	(341)
Reinsurance contract held liabilities	83	80
Reinsurance contract held assets	(54)	(20)
2-3 years | Estimates of PV of future cash flows
Disclosure of credit risk exposure [line items]
Insurance contract liabilities	3,887	4,018
Insurance contract assets	(276)	(287)
Reinsurance contract held liabilities	88	86
Reinsurance contract held assets	(69)	(31)
3-4 years | Estimates of PV of future cash flows
Disclosure of credit risk exposure [line items]
Insurance contract liabilities	4,128	4,278
Insurance contract assets	(248)	(254)
Reinsurance contract held liabilities	91	89
Reinsurance contract held assets	(105)	(66)
4-5 years | Estimates of PV of future cash flows
Disclosure of credit risk exposure [line items]
Insurance contract liabilities	4,451	4,511
Insurance contract assets	(225)	(234)
Reinsurance contract held liabilities	95	94
Reinsurance contract held assets	(130)	(104)
Over 5 Years | Estimates of PV of future cash flows
Disclosure of credit risk exposure [line items]
Insurance contract liabilities	556,052	469,366
Insurance contract assets	(3,305)	(3,753)
Reinsurance contract held liabilities	5,036	5,085
Reinsurance contract held assets	$ (11,330)	$ (12,102)